Borrowings - Schedule of Borrowings (Details) - USD ($) $ in Thousands	Jun. 06, 2024	Jun. 30, 2024	Dec. 31, 2023	Oct. 31, 2022	May 31, 2022	Feb. 28, 2022	May 31, 2020	Apr. 30, 2020	Nov. 30, 2019
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 1,703,495	$ 1,324,848
Less: Current portion of long-term debt		(211,574)	(200,822)
Total non-current borrowings, net		1,442,986	1,075,805
Oaktree Capital Management
Disclosure of detailed information about borrowings [line items]
Asset acquisition, borrowings recognised as of acquisition date	$ 132,576
Oaktree Seller's Note	$ 83,348
Deferred financing costs
Disclosure of detailed information about borrowings [line items]
Borrowings		(39,267)	(41,123)
Original issue discounts
Disclosure of detailed information about borrowings [line items]
Borrowings		$ (9,668)	$ (7,098)
Credit Facility
Disclosure of detailed information about borrowings [line items]
Interest rate		8.92%	8.66%
Borrowings		$ 268,000	$ 159,000
ABS I Notes
Disclosure of detailed information about borrowings [line items]
Interest rate		5.00%							5.00%
Borrowings		$ 90,847	100,898
ABS II Notes
Disclosure of detailed information about borrowings [line items]
Interest rate		5.25%						5.25%
Borrowings		$ 114,945	125,922
ABS III Notes
Disclosure of detailed information about borrowings [line items]
Interest rate		4.875%				4.875%
Borrowings		$ 0	274,710
ABS IV Notes
Disclosure of detailed information about borrowings [line items]
Interest rate		4.95%				4.95%
Borrowings		$ 88,418	99,951
ABS V Notes
Disclosure of detailed information about borrowings [line items]
Interest rate		5.78%			5.78%
Borrowings		$ 0	290,913
ABS VI Notes
Disclosure of detailed information about borrowings [line items]
Interest rate		7.50%		7.50%
Borrowings		$ 273,805	159,357
ABS VIII Notes
Disclosure of detailed information about borrowings [line items]
Interest rate		7.28%
Borrowings		$ 607,740	0
ABS Warehouse Facility
Disclosure of detailed information about borrowings [line items]
Interest rate		8.07%
Borrowings		$ 71,000	0
Term Loan I
Disclosure of detailed information about borrowings [line items]
Interest rate		6.50%					6.50%
Borrowings		$ 98,023	106,470
Deferred consideration and miscellaneous
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 90,717	$ 7,627